Significant estimates and judgements	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Significant estimates and judgements

3	Significant estimates and judgements

The preparation of consolidated financial statements requires the use of certain significant accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.

Market interest rate for shareholder loan

In determining the fair value of the loans from related party at initial recognition, management was required to estimate the market interest rate that would apply to an equivalent loan provided by an unrelated lender under similar terms and conditions. This involved the exercise of significant judgement, as there are no directly observable market rates for financing arrangements of this nature, particularly given the related-party relationship and the absence of contractual interest.

Management considered factors such as the Group’s credit risk profile, prevailing market lending rates within the rare earth mineral mining industry, the maturity of the business and the Group’s access to alternative sources of funding. The rate applied represents management’s best estimate of a market-based rate of interest at the reporting date.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

SJP Warrants

In the process of classifying SJP Warrants, management has made various judgments. Judgment is needed to determine whether the instrument on initial recognition is classified as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IAS 32.

SJP Warrants are classified as a financial liability on the basis that the instruments do not meet the fixed-for-fixed condition due to the contingent settlement provision would be triggered by a change of control event of the Company.

Royalty Options

On December 1, 2025, the Company granted Mineradora Havilah Importação e Exportação Ltda. (“Havilah”), a Brazilian entity indirectly wholly-owned by the UBO, the right to exchange its royalty interest, as discussed in note 18.4, for ordinary shares, cash, or a combination thereof, of the Company. Management has determined that the royalty option agreement meets the definition of a derivative financial instrument under IFRS 9 due to its variable settlement features and dependency on underlying royalty values.

Given the related party nature and nil consideration, the initial recognition is treated as an equity transaction. The fair value at initial recognition and as of March 31, 2026 incorporates significant estimation uncertainty under IFRS 13 due to the project’s early-stage exploration and evaluation phase. The assessment will be reassessed at each reporting date, with potential impacts if mining feasibility advances or exercise occurs.